Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 2,938,034	$ 1,112,806
Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,938,034	1,112,806
Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	504,276	322,241
Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	769,072	298,415
Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,662,363	489,718
Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,758	1,493
Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	565	939
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	27,353,040	12,105,990
Up to three months [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,794,795	5,204,893
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,622,926	1,406,262
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	182,481	658,937
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,939,069	3,111,787
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	31,482	11,540
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,837	16,367
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,611,250	19,075,602
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,465,156	7,485,765
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,440,565	550,427
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	831,635	1,035,357
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,101,205	5,826,465
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,810	35,344
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	39,941	38,172
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,628,987	71,663,232
More than 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	36,443,670	29,816,966
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	830,870	113,872
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,249,881	3,169,546
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,362,545	26,522,433
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 374	$ 11,115